As filed with the Securities and Exchange Commission on August 29, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3445

THE MERGER FUND
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York 10595
(Address of principal executive offices) (Zip code)

Frederick W. Green
THE MERGER FUND
100 Summit Lake Drive
Valhalla, New York 10595
(Name and address of agent for service)

Registrant's telephone number, including area code 1-800-343-8959

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2008

Item 1. Schedule of Investments.

Merger Fund
Schedule of Investments
June 30, 2008

	Shares		Value
	COMMON STOCKS - 78.05%
		AEROSPACE & DEFENSE - 3.23%
	539,400	DRS Technologies, Inc. (b)	$42,461,568
		AGRICULTURAL PRODUCTS - 3.40%
	911,300	Corn Products International, Inc. (b)	44,753,943
		APPLICATION SOFTWARE - 4.38%
	747,600	NAVTEQ (a) (b)	57,565,200
		BIOTECHNOLOGY - 0.07%
	78,339	Third Wave Technologies (a)	874,263
		BREWERS- 7.35%
	1,554,700	Anheuser-Busch Companies, Inc. (c)	96,577,964
		BROADCASTING & CABLE TV - 6.34%
	2,367,900	Clear Channel Communications, Inc. (c)	83,350,080
		CASINOS & GAMING - 0.66%
	270,511	Penn National Gaming, Inc. (a)	8,696,929
		COMMUNICATIONS EQUIPTMENT- 3.24%
	4,185,810	3Com Corporation (a) (d)	8,873,917
	370,000	Harris Corporation (d)	18,681,300
	1,536,150	Motorola, Inc. (d)	11,275,341
	924,535	Nextwave Wireless Inc. (a) (d)	3,735,122
			42,565,680
		COMPUTER HARDWARE - 0.45%
	166,100	Diebold, Incorporated (d)	5,909,838
		DATA PROCESSING & OUTSOURCED SERVICES - 4.45%
	2,373,000	Electronic Data Systems Corporation (d)	58,470,720
		DIVERSIFIED BANKS - 1.42%
	719,800	St. George Bank Limited (d)	18,706,947
		DIVERSIFIED CHEMICALS - 1.87%
	2,162,580	Huntsman Corporation (d)	24,653,412
		DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 3.40%
	847,700	ChoicePoint Inc. (a) (d)	40,859,140
	252,823	PHH Corporation (a) (d)	3,880,833
			44,739,973
		DIVERSIFIED FINANCIAL SERVICES - 0.23%
	90,070	J.P. Morgan Chase & Co.	3,090,302
		DIVERSIFIED METALS & MINING - 0.35%
	9,325	Rio Tinto plc ADR	4,615,875
		HEALTH CARE TECHNOLOGY - 0.66%
	406,800	The TriZetto Group, Inc. (a)	8,697,384
		HOME ENTERTAINMENT SOFTWARE- 1.80%
	926,379	Take-Two Interactive Software, Inc. (a)	23,687,511
		INSURANCE BROKERS - 2.20%
	664,000	Hilb Rogal and Hobbs Company (e)	28,857,440
		INTEGRATED TELECOMMUNICATION SERVICES - 3.60%
	1,356,825	BCE Inc. (e)	47,303,255
		INTERNET SOFTWARE & SERVICES - 1.35%
	138,600	Greenfield Online, Inc. (a)	2,067,912
	759,700	Yahoo! Inc. (a)	15,695,402
			17,763,314
		LIFE & HEALTH INSURANCE - 2.40%
	657,055	Nationwide Financial Services, Inc. (e)	31,545,210
		MOVIES & ENTERTAINMENT - 0.96%
	850,000	Time Warner Inc.	12,580,000
		MULTI-UTILITIES - 3.80%
	1,212,747	Energy East Corporation (d)	29,979,106
	830,800	Puget Energy, Inc.	19,930,892
			49,909,998
		OIL & GAS DRILLING - 0.88%
	1,282,200	Grey Wolf, Inc. (a)	11,578,266
		OIL & GAS EQUIPTMENT & SERVICES - 0.84%
	358,900	CHC Helicopter Corporation (a)	11,048,221
		PACKAGED FOODS & MEATS - 6.45%
	1,090,700	Wm. Wrigley Jr. Company (e)	84,834,646
		PROPERTY-CASUALTY INSURANCE - 4.63%
	905,466	SAFECO Corporation	60,811,097
		PUBLISHING - 1.07%
	395,000	Getty Images, Inc. (a)	13,402,350
	22,456	Thomson Reuters Corporation	717,923
			14,120,273
		SPECIALIZED FINANCE - 3.53%
	549,150	Nymex Holdings Inc.	46,392,192
		TRADING COMPANIES & DISTRIBUTORS - 0.06%
	39,900	United Rentals, Inc. (a)	782,439
		WIRELESS TELECOMMUNICATION SERVICES - 2.98%
	879,726	Rural Cellular Corporation (a)	39,156,604
		TOTAL COMMON STOCKS (Cost $1,067,418,634)	1,026,100,544

	CONVERTIBLE PREFERRED STOCKS - 1.54%
	20,615	SLM Corpotation Series C	20,235,272
		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $23,438,418)	20,235,272

	ESCROW NOTES - 0.15%
	468,600	Telecorp PCS Escrow (a) (f)	4,686
	4,472,698	Price Communication Liquidating Trust (a) (f)	1,923,260
		TOTAL ESCROW NOTES (Cost $1,923,260)	1,927,946

	Contracts (100 shares per contract)
	PURCHASED PUT OPTIONS - 0.84%
		Energy Select Sector SPDR
	216	Expiration: September, 2008, Exercise Price: $95.00	195,480
		KBW Insurance ETF
	1,210	Expiration: July, 2008, Exercise Price: $47.00	745,360
		Materials Select Sector SPDR
	1,955	Expiration: September, 2008, Exercise Price: $49.00	1,495,575
		PowerShares Areospace & Defense
	2,991	Expiration: September, 2008, Exercise Price: $23.00	1,298,154
		SPDR Trust Series 1
	3,049	Expiration: August, 2008, Exercise Price: $141.00	4,039,925
		Telecom HOLDRs Trust
	3,098	Expiration: August, 2008, Exercise Price: $40.00	3,005,060
		Utilities Select Sector SPDR
	1,357	Expiration: July, 2008, Exercise Price: $43.00	306,682
		TOTAL PURCHASED PUT OPTIONS (Cost $7,317,277)	11,086,236

	Principal
	Amount
	SHORT TERM INVESTMENTS - 20.09%
	DISCOUNT NOTES - 15.05%
		Federal Home Loan Bank
	$25,897,000	1.851%, 07/01/2008 (g)	25,897,000
	25,000,000	1.994%, 07/02/2008 (g)	24,998,639
	25,000,000	1.994%, 07/03/2008 (g)	24,997,278
	23,000,000	1.984%, 07/07/2008 (g)	22,992,525
	30,000,000	2.065%, 07/08/2008 (g)	29,988,158
	38,000,000	2.055%, 07/09/2008 (g)	37,982,942
	11,000,000	1.984%, 07/10/2008 (g)	10,994,637
	20,000,000	1.964%, 07/14/2008 (g)	19,986,061
			197,837,240

	VARIABLE-RATE DEMAND NOTES - 5.04%
	30,020,359	American Family Financial Services, Inc., 4.943%	30,020,359
	31,305,883	U.S. Bank, 2.450%	31,305,883
	4,879,759	Wisconsin Corporate Central Credit Union, 4.990%	4,879,759
			66,206,001
		TOTAL SHORT TERM INVESTMENTS (Cost $264,043,241)	264,043,241

		TOTAL INVESTMENTS (Cost $1,364,140,830) (i) - 100.67%	1,323,393,239

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open securities sold short.
(c)	All or a portion of the shares have been committed as collateral for written option contracts.
(d)	All or a portion of the shares have been committed as collateral for swap contracts.
(e)	All or a portion of the shares have been committed as collateral for foreign currency contracts.
(f)	Fair-valued security.
(g)	Rate shown is the calculated yield to maturity.
(h)	The coupon rate shown on variable rate securities represents the rate at June 30, 2008.
(i)	Cost of investments		$1,363,894,177
	Gross unrealized appreciation		21,840,137
	Gross unrealized depreciation		(62,341,075)
	Net unrealized depreciation		$(40,500,938)

	*Because tax adjustments are calculated annually, the above table reflects the tax
	adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal
	year's federal income tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Merger Fund
Schedule of Securities Sold Short
June 30, 2008

Shares		Value
307,471	Bunge Ltd.	$33,111,552
67,044	CME Group Inc.	25,690,590
755,400	SLM Corporation	14,616,990
1,263,588	Thomson Reuters Corporation	40,397,161
383,400	Westpac Banking Corp.	7,350,954
185,300	Willis Group Holdings Ltd.	5,812,861
	Total Securities Sold Short (Proceeds $144,947,376)	$126,980,108

Merger Fund
Schedule of Options Written
June 30, 2008

Contracts (100 shares per contract)		Value
CALL OPTIONS
	Anheuser-Busch Companies, Inc.
10,002	Expiration: July, 2008, Exercise Price: $60.00	$3,150,630
	DRS Technologies, Inc.
1,363	Expiration: September, 2008, Exercise Price: $80.00	207,857
	Electronic Data Systems Corporation
348	Expiration: September, 2008, Exercise Price: $25.00	1,740
	Harris Corporation
693	Expiration: July, 2008, Exercise Price: $50.00	142,065
1,448	Expiration: July, 2008, Exercise Price: $55.00	79,640
	Huntsman Corporation
1,151	Expiration: July, 2008, Exercise Price: $12.50	57,550
	National Financial Services, Inc.
893	Expiration: July, 2008, Exercise Price: $55.00	22,325
	TeliaSonera
4,621	Expiration: July, 2008, Exercise Price: $44.00	173,750
	Time Warner Inc.
6,000	Expiration: July, 2008, Exercise Price: $15.00	210,000
	Yahoo! Inc.
2,186	Expiration: July, 2008, Exercise Price: $20.00	290,738
5,411	Expiration: July, 2008, Exercise Price: $22.50	216,440
	Total Call Options Written (Premiums received $6,428,699)	$4,552,735

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing date of the report, as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund

By (Signature and Title)    /s/ Frederick W. Green
Frederick W. Green, President

Date           8/15/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Frederick W. Green
Frederick W. Green, President

Date   8/15/08

By (Signature and Title)*       /s/ Bonnie L. Smith
Bonnie L. Smith, Treasurer

Date    8/14/08

* Print the name and title of each signing officer under his or her signature.